LEASES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Number of office locations	4
Description of operating leases	Real property for four of the Bank's office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms.
Minimum
Operating Leased Assets [Line Items]
Renewal term of lease	5 years
Maximum
Operating Leased Assets [Line Items]
Renewal term of lease	10 years
Equipment
Operating Leased Assets [Line Items]
Total rental expense	$ 12	$ 13	$ 13
Building
Operating Leased Assets [Line Items]
Total rental expense	$ 283	$ 236	$ 293